Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Entity Central Index Key	0001001085
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-15160
Entity Registrant Name	BROOKFIELD CORPORATION
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	6282
Entity Address, Address Line One	Brookfield Place, 181 Bay Street,
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	P.O. Box 762
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2T3
City Area Code	416
Local Phone Number	363-9491
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	2,244,703,636	2,259,825,132	2,285,186,188
Common Class B | Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	85,120	85,120
Series 52 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	1,177,580	1,177,580
Class A Limited Voting Shares | Common shares
Document Information [Line Items]
Issued and Outstanding (in shares)	2,476,767,072
Series 54 Class A Preferred Shares | Preferred shares | Fixed rate-reset preferred shares
Document Information [Line Items]
Issued and Outstanding (in shares)	10,000,000	0
Class A Limited Voting Shares
Document Information [Line Items]
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BN
Security Exchange Name	NYSE
BFI | Class A Limited Voting Shares
Document Information [Line Items]
Title of 12(b) Security	4.625% Subordinated Notes due October 16, 2080
Trading Symbol	BNH
Security Exchange Name	NYSE
$600 2.34% Senior Notes Due 2032 | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	2.34% Senior Notes Due 2032
Trading Symbol	BN / 32
Security Exchange Name	NYSE
Perpetual Preferred Shares | Brookfield Finance I (UK) PLC
Document Information [Line Items]
Title of 12(b) Security	4.50% Perpetual Subordinated Notes
Trading Symbol	BNJ
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Contact Personnel Name	Torys LLP
Entity Address, Address Line One	1114 Avenue of the Americas
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036-7703
City Area Code	212
Local Phone Number	880-6000